SCHEDULE OF INVESTMENTS
Securian Real Estate Securities (in thousands)	MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Hotels, Resorts & Cruise Lines – 1.0%
Marriott International, Inc., Class A	2	$326

Total Consumer Discretionary - 1.0%		326

Real Estate
Diversified REITs – 2.0%
Essential Properties Realty Trust, Inc.	15	331
VEREIT, Inc.	9	342

		673

Health Care REITs – 10.2%
CareTrust REIT, Inc.	11	263
Healthpeak Properties, Inc.	19	603
Omega Healthcare Investors, Inc.	7	238
Ventas, Inc.	20	1,061
Welltower, Inc.	17	1,247

		3,412

Hotel & Resort REITs – 5.2%
Host Hotels & Resorts, Inc.	35	583
MGM Growth Properties LLC, Class A	12	395
Park Hotels & Resorts, Inc.	14	300
Pebblebrook Hotel Trust	11	274
RLJ Lodging Trust	11	172

		1,724

Industrial REITs – 11.0%
Duke Realty Corp.	18	751
First Industrial Realty Trust, Inc.	9	412
ProLogis, Inc.	21	2,175
Terreno Realty Corp.	6	323

		3,661

Office REITs – 7.8%
Alexandria Real Estate Equities, Inc.	5	895
Boston Properties, Inc.	6	608
Highwoods Properties, Inc.	10	438
Kilroy Realty Corp.	10	669

		2,610

Residential REITs – 22.3%
American Homes 4 Rent	24	794
AvalonBay Communities, Inc.	8	1,414
Camden Property Trust	5	528
Equity Lifestyle Properties, Inc.	8	528
Equity Residential	8	553
Invitation Homes, Inc.	36	1,164
Mid-America Apartment Communities, Inc.	4	577
Sun Communities, Inc.	6	855
UDR, Inc.	23	1,000

		7,413

Retail REITs – 11.0%
Agree Realty Corp.	7	444
Brixmor Property Group, Inc.	28	556
Kimco Realty Corp.	22	413
National Retail Properties, Inc.	12	547
Realty Income Corp.	4	241
Regency Centers Corp.	2	89
Simon Property Group, Inc.	9	1,005
Weingarten Realty Investors	13	361

		3,656

Specialized REITs – 28.2%
American Tower Corp., Class A	5	1,195
CyrusOne, Inc.	10	643
Digital Realty Trust, Inc.	6	887
Equinix, Inc.	4	2,511
Extra Space Storage, Inc.	7	968
Life Storage, Inc.	6	494
Public Storage, Inc.	5	1,333
QTS Realty Trust, Inc., Class A	4	242
SBA Communications Corp.	1	139
VICI Properties, Inc.	34	961

		9,373

Total Real Estate - 97.7%		32,522

TOTAL COMMON STOCKS – 98.7%		$32,848

(Cost: $30,444)

SHORT-TERM SECURITIES

Money Market Funds (A) - 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.040%	344	344

TOTAL SHORT-TERM SECURITIES – 1.0%		$344

(Cost: $344)

TOTAL INVESTMENT SECURITIES – 99.7%		$33,192

(Cost: $30,788)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		85

NET ASSETS – 100.0%		$33,277

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at March 31, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$32,848	$—	$—
Short-Term Securities	344	—	—
Total	$33,192	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$30,788

Gross unrealized appreciation	3,246
Gross unrealized depreciation	(842)

Net unrealized appreciation	$2,404